Commitments and contingent liabilities - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Brazil
Disclosure of contingent liabilities [line items]
Corporate reorganisation tax assessment	€ 3,557	€ 3,230